UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

Lifecycle Prepared PortfoliosSM Of BlackRock Funds II

SEMI-ANNUAL REPORT | APRIL 30, 2009 (UNAUDITED)

BlackRock Prepared Portfolio 2010

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery.

The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.

Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable Fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”)in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2010

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, our allocation decisions among the broad asset classes (stocks, bonds and cash) helped performance versus the benchmark. The Portfolio received a further benefit from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income).

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to fixed income detracted from performance on an aggregate basis, despite the positive effects of our allocation to Treasury Inflation Protected Securities (TIPS). The largest detractor for the period was an allocation to a multi-sector core fixed income strategy. Most of this strategy’s underperformance occurred in November, the first month of the reporting period. Since December, however, the multisector core fixed income strategy has been a strong contributor to the Portfolio’s performance. Finally, our allocation to small cap US equities and international fixed income detracted from performance.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	54%
Fixed Income Funds	46

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	39%
Master Large Cap Core Fund	12
Master Basic Value LLC	11
BlackRock Capital Appreciation Portfolio	11
BlackRock Global Dynamic Equity Fund	11
BlackRock Inflation Protected Bond Portfolio	4
BlackRock Small Cap Core Equity Portfolio	4
BlackRock Global Emerging Markets Fund	3
BlackRock High Yield Bond Portfolio	3
BlackRock International Opportunities Portfolio	2

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

4	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2010

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	45.0%	44.0%	11.0%
6/12/07 to 1/03/08	47.0	42.4	10.6
1/04/08 to 1/02/09	48.0	41.6	10.4
1/03/09 to Present	49.2	40.7	10.1
* See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	1.15%	(22.86)%	N/A	(9.45)%	N/A
Investor A	0.87	(23.17)	(27.21)%	(9.82)	(12.17)%
Class R	0.73	(23.42)	N/A	(10.06)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2010 Reference Index	0.68	(18.65)	N/A	(9.24)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	5

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2015

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, our allocation decisions among the broad asset classes (stocks, bonds and cash) helped performance versus the benchmark. The Portfolio received a further benefit from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income).

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to fixed income detracted from performance on an aggregate basis, despite the positive effects of our allocation to Treasury Inflation Protected Securities (TIPS). The largest detractor for the period was an allocation to a multi-sector core fixed income strategy. Most of this strategy’s underperformance occurred in November, the first month of the reporting period. Since December, however, the multi-sector core fixed income strategy has been a strong contributor to the Portfolio’s performance. Finally, our allocation to small cap US equities and international fixed income detracted from performance.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	58%
Fixed Income Funds	42

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	36%
Master Large Cap Core Fund	13
Master Basic Value LLC	12
BlackRock Capital Appreciation Portfolio	12
BlackRock Global Dynamic Equity Fund	11
BlackRock Small Cap Core Equity Portfolio	5
BlackRock Inflation Protected Bond Portfolio	4
BlackRock Global Emerging Markets Fund	3
BlackRock International Opportunities Portfolio	2
BlackRock High Yield Bond Portfolio	2

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

6	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to Present	44.7	44.2	11.1

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

	6-Month Total Returns	Average Annual Total Returns[6]
		1 Year		From Inception[7]
		w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	0.64%	(23.84)%	N/A	(10.74)%	N/A
Investor A	0.71	(23.98)	(27.98)%	(11.02)	(13.34)%
Class R	0.45	(24.15)	N/A	(11.26)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2015 Reference Index	0.09	(20.25)	N/A	(10.34)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	7

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2020

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, our allocation decisions among the broad asset classes (stocks, bonds and cash) helped performance versus the benchmark. The Portfolio received a further benefit from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income).

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to fixed income detracted from performance on an aggregate basis, despite the positive effects of our allocation to Treasury Inflation Protected Securities (TIPS). The largest detractor for the period was an allocation to a multi-sector core fixed income strategy. Most of this strategy’s underperformance occurred in November, the first month of the reporting period. Since December, however, the multi-sector core fixed income strategy has been a strong contributor to the Portfolio’s performance. Finally, our allocation to small cap US equities and international fixed income detracted from performance.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	64%
Fixed Income Funds	36

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	31%
Master Large Cap Core Fund	14
Master Basic Value LLC	13
BlackRock Capital Appreciation Portfolio	13
BlackRock Global Dynamic Equity Fund	13
BlackRock Small Cap Core Equity Portfolio	5
BlackRock Inflation Protected Bond Portfolio	3
BlackRock Global Emerging Markets Fund	3
BlackRock International Opportunities Portfolio	3
BlackRock High Yield Bond Portfolio	2

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

8	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to Present	39.1	48.7	12.2

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	0.41%	(25.40)%	N/A	(12.12)%	N/A
Investor A	0.32	(25.65)	(29.53)%	(12.41)	(14.69)%
Class R	0.09	(25.97)	N/A	(12.70)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2020 Reference Index	(0.77)	(22.60)	N/A	(11.98)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	9

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2025

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, our allocation decisions among the broad asset classes (stocks, bonds and cash) helped performance versus the benchmark. The Portfolio received a further benefit from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income).

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to fixed income detracted from performance on an aggregate basis, despite the positive effects of our allocation to Treasury Inflation Protected Securities (TIPS). The largest detractor for the period was an allocation to a multi-sector core fixed income strategy. Most of this strategy’s underperformance occurred in November, the first month of the reporting period. Since December, however, the multi-sector core fixed income strategy has been a strong contributor to the Portfolio’s performance. Finally, our allocation to small cap US equities and international fixed income detracted from performance.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	71%
Fixed Income Funds	29

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	24%
Master Large Cap Core Fund	15
Master Basic Value LLC	15
BlackRock Capital Appreciation Portfolio	14
BlackRock Global Dynamic Equity Fund	14
BlackRock Small Cap Core Equity Portfolio	6
BlackRock Global Emerging Markets Fund	4
BlackRock International Opportunities Portfolio	3
BlackRock Inflation Protected Bond Portfolio	3
BlackRock High Yield Bond Portfolio	2

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

10	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to Present	31.3	55.0	13.7

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(1.12)%	(28.10)%	N/A	(13.72)%	N/A
Investor A	(1.33)	(28.41)	(32.16)%	(14.02)	(16.26)%
Class R	(1.44)	(28.57)	N/A	(14.28)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2025 Reference Index	(2.05)	(26.02)	N/A	(14.40)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	11

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2030

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, our allocation decisions among the broad asset classes (stocks, bonds and cash) helped performance versus the benchmark. The Portfolio received a further benefit from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income).

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to fixed income detracted from performance on an aggregate basis, despite the positive effects of our allocation to Treasury Inflation Protected Securities (TIPS). The largest detractor for the period was an allocation to a multi-sector core fixed income strategy. Most of this strategy’s underperformance occurred in November, the first month of the reporting period. Since December, however, the multi-sector core fixed income strategy has been a strong contributor to the Portfolio’s performance. Finally, our allocation to small cap US equities and international fixed income detracted from performance.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	82%
Fixed Income Funds	18

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Fund	18%
Master Basic Value LLC	17
BlackRock Capital Appreciation Portfolio	16
BlackRock Global Dynamic Equity Fund	16
BlackRock Total Return Fund	15
BlackRock Small Cap Core Equity Portfolio	7
BlackRock Global Emerging Markets Fund	5
BlackRock International Opportunities Portfolio	3
BlackRock Inflation Protected Bond Portfolio	2
BlackRock High Yield Bond Portfolio	1

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

12	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to Present	20.1	63.9	16.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(1.87)%	(30.99)%	N/A	(15.68)%	N/A
Investor A	(1.89)	(31.22)	(34.84)%	(16.00)	(18.19)%
Class R	(2.23)	(31.48)	N/A	(16.28)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2030 Reference Index	(3.92)	(30.79)	N/A	(18.12)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	13

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2035

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, the Portfolio’s performance versus the benchmark benefited from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income). The security selection decisions made by the managers of those underlying funds provided a further benefit to the Portfolio’s performance.

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to US small cap stocks detracted from performance due to this strategy’s disappointing stock selection in the industrials and information technology sectors, as well as its overweight position and stock selection in the healthcare sector.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	9

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Fund	20%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Global Dynamic Equity Fund	17
BlackRock Small Cap Core Equity Portfolio	8
BlackRock Total Return Fund	7
BlackRock Global Emerging Markets Fund	5
BlackRock International Opportunities Portfolio	4
BlackRock Inflation Protected Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

14	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(3.23)%	(33.02)%	N/A	(17.50)%	N/A
Investor A	(3.42)	(33.28)	(36.78)%	(17.84)	(19.98)%
Class R	(3.64)	(33.56)	N/A	(18.12)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2035 Reference Index	(4.96)	(33.04)	N/A	(19.76)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	15

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2040

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, the Portfolio’s performance versus the benchmark benefited from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income). The security selection decisions made by the managers of those underlying funds provided a further benefit to the Portfolio’s performance.

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to US small cap stocks detracted from performance due to this strategy’s disappointing stock selection in the industrials and information technology sectors, as well as its overweight position and stock selection in the healthcare sector.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	9

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Fund	20%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Global Dynamic Equity Fund	17
BlackRock Small Cap Core Equity Portfolio	8
BlackRock Total Return Fund	7
BlackRock Global Emerging Markets Fund	5
BlackRock International Opportunities Portfolio	4
BlackRock Inflation Protected Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

16	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(2.84)%	(32.98)%	N/A	(16.94)%	N/A
Investor A	(3.09)	(33.34)	(36.86)%	(17.31)	(19.47)%
Class R	(3.24)	(33.51)	N/A	(17.54)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2040 Reference Index	(4.96)	(33.04)	N/A	(19.68)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	17

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2045

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, the Portfolio’s performance versus the benchmark benefited from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income). The security selection decisions made by the managers of those underlying funds provided a further benefit to the Portfolio’s performance.

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to US small cap stocks detracted from performance due to this strategy’s disappointing stock selection in the industrials and information technology sectors, as well as its overweight position and stock selection in the healthcare sector.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	9

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Fund	20%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Global Dynamic Equity Fund	17
BlackRock Small Cap Core Equity Portfolio	8
BlackRock Total Return Fund	7
BlackRock Global Emerging Markets Fund	5
BlackRock International Opportunities Portfolio	4
BlackRock Inflation Protected Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

18	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0
* See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(3.18)%	(32.77)%	N/A	(16.74)%	N/A
Investor A	(3.42)	(33.22)	(36.73)%	(17.18)	(19.34)%
Class R	(3.46)	(33.33)	N/A	(17.37)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2045 Reference Index	(4.96)	(33.04)	N/A	(19.68)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	19

Portfolio Summary as of April 30, 2009	Prepared Portfolio 2050

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the semiannual period.

What factors influenced performance?

•

For the six-month period, the Portfolio’s performance versus the benchmark benefited from our allocation decisions among the specific asset classes in which we invest through underlying funds (e.g., US large cap value stocks, multi-sector core fixed income). The security selection decisions made by the managers of those underlying funds provided a further benefit to the Portfolio’s performance.

•

The Portfolio’s equity strategies, especially those that contain an international component, provided strong results during the period. Key contributions to performance came from our allocations to emerging market stocks and US large cap growth stocks, as well as our allocation to the BlackRock Global Dynamic Equity Fund.

•

The Portfolio’s allocation to US small cap stocks detracted from performance due to this strategy’s disappointing stock selection in the industrials and information technology sectors, as well as its overweight position and stock selection in the healthcare sector.

Describe recent Portfolio activity.

•

During the fourth quarter of 2008, we modified the Portfolio’s weighting in international markets to reflect our belief that emerging markets will experience stronger economic growth in 2009 than developed markets. We exited positions in Pacific and European mandates and added exposure to a global emerging markets strategy.

•

In early March 2009, we took profits from the Portfolio’s Latin American mandate and reallocated funds to an all-cap international equity strategy so as to benefit from diversified alpha opportunities across regions and market caps. We closed out exposure to non-US fixed income and added exposure to a core fixed income strategy, reflecting our preference for both the high-grade credit and spread sectors.

•

The Portfolio began the period with a small equity underweight versus the benchmark, but we increased the equity exposure to a relatively neutral position, as we currently favor the risk/return characteristics in the equity market.

Describe Portfolio positioning at period-end.

•

At the end of the period, the Portfolio was neutral relative to the benchmark in its equity and fixed income weightings. We continue to hold a slight overweight in emerging market equities, while we favor US stocks over developed international ones. We remain neutral on value versus growth, and prefer large cap over small cap. Our fixed income allocations are tilted toward the inflation and credit sectors.

•

We believe that 2009 will present a strong opportunity for security selection as the market begins to differentiate winning names from losing ones in both the equity and fixed income universes. Accordingly, 100% of the Portfolio’s active risk is allocated to our set of underlying managers, through which we have strong prospects for creating alpha.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of April 30, 2009

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	9

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Large Cap Core Fund	20%
Master Basic Value LLC	19
BlackRock Capital Appreciation Portfolio	18
BlackRock Global Dynamic Equity Fund	17
BlackRock Small Cap Core Equity Portfolio	8
BlackRock Total Return Fund	7
BlackRock Global Emerging Markets Fund	5
BlackRock International Opportunities Portfolio	4
BlackRock Inflation Protected Bond Portfolio	1
BlackRock High Yield Bond Portfolio	1

Although the portfolio allocation and holdings listed above were current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

20	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional shares do not have a sales charge.

2	The Portfolio, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

3	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

4	The Portfolio compares its performance to that of a customized weighted index reflecting the changes of the benchmarks’ weightings over time, as indicated below:

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000 Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to Present	10.0	72.0	18.0

*	See “About Portfolio Performance” on page 22 for a description of the index.

5	Commencement of operations.

Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2009

		Average Annual Total Returns[6]
		1 Year		From Inception[7]
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(4.15)%	(34.65)%	N/A	(18.80)%	N/A
Investor A	(4.32)	(34.85)	(38.30)%	(19.12)	(21.23)%
Class R	(4.50)	(35.04)	N/A	(19.31)	N/A
S&P 500 Index	(8.53)	(35.31)	N/A	(21.26)	N/A
2050 Reference Index	(4.96)	(33.04)	N/A	(19.68)	N/A

6	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Portfolio Performance” on page 22 for detailed description of share classes, including any related sales charges and fees.

7	The Portfolio commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2009	21

About Portfolio Performance

•

Institutional Shares are not subject to any sales charge (front-end load) or deferred sales charge and are available only to eligible investors. These shares bear no ongoing distribution or service fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares are not subject to any initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2010.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch. The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Portfolio is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to the Portfolio’s glide path.

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including administration fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30, 2009) are intended to assist shareholders both in calculating expenses based on an investment in each Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The Expense Example tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Portfolio and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Prepared Portfolio 2010

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,011.50	$0.55	$1,000.00	$1,024.24	$0.55
Investor A	$1,000.00	$1,008.70	$2.79	$1,000.00	$1,021.98	$2.81
Class R	$1,000.00	$1,007.30	$4.13	$1,000.00	$1,020.62	$4.17

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.11% for Institutional, 0.56% for Investor A and 0.83% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

22	SEMI-ANNUAL REPORT	APRIL 30, 2009

Disclosure of Expenses (continued)

Prepared Portfolio 2015

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,006.40	$0.60	$1,000.00	$1,024.19	$0.60
Investor A	$1,000.00	$1,007.10	$2.49	$1,000.00	$1,022.28	$2.51
Class R	$1,000.00	$1,004.50	$4.03	$1,000.00	$1,020.72	$4.07

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.12% for Institutional, 0.50% for Investor A and 0.81% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Prepared Portfolio 2020

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$1,004.10	$0.65	$1,000.00	$1,024.14	$0.65
Investor A	$1,000.00	$1,003.20	$2.48	$1,000.00	$1,022.28	$2.51
Class R	$1,000.00	$1,000.90	$4.27	$1,000.00	$1,020.47	$4.32

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.13% for Institutional, 0.50% for Investor A and 0.86% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Prepared Portfolio 2025

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$988.80	$0.69	$1,000.00	$1,024.09	$0.70
Investor A	$1,000.00	$986.70	$2.76	$1,000.00	$1,021.98	$2.81
Class R	$1,000.00	$985.60	$4.28	$1,000.00	$1,020.42	$4.37

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.14% for Institutional, 0.56% for Investor A and 0.87% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Prepared Portfolio 2030

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$981.30	$0.79	$1,000.00	$1,023.99	$0.80
Investor A	$1,000.00	$981.10	$3.19	$1,000.00	$1,021.53	$3.26
Class R	$1,000.00	$977.70	$4.46	$1,000.00	$1,020.22	$4.57

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.16% for Institutional, 0.65% for Investor A and 0.91% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	APRIL 30, 2009	23

Disclosure of Expenses (concluded)

Prepared Portfolio 2035

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$967.70	$0.93	$1,000.00	$1,023.84	$0.95
Investor A	$1,000.00	$965.80	$2.97	$1,000.00	$1,021.73	$3.06
Class R	$1,000.00	$963.60	$4.53	$1,000.00	$1,020.12	$4.67

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.19% for Institutional, 0.61% for Investor A and 0.93% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Prepared Portfolio 2040

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$971.60	$0.93	$1,000.00	$1,023.84	$0.95
Investor A	$1,000.00	$969.10	$3.37	$1,000.00	$1,021.33	$3.46
Class R	$1,000.00	$967.60	$4.54	$1,000.00	$1,020.12	$4.67

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.19% for Institutional, 0.69% for Investor A and 0.93% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Prepared Portfolio 2045

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$968.20	$0.88	$1,000.00	$1,023.89	$0.90
Investor A	$1,000.00	$965.80	$3.27	$1,000.00	$1,021.43	$3.36
Class R	$1,000.00	$965.40	$4.53	$1,000.00	$1,020.12	$4.67

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.18% for Institutional, 0.67% for Investor A and 0.93% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Prepared Portfolio 2050

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]
Institutional	$1,000.00	$958.50	$0.92	$1,000.00	$1,023.84	$0.95
Investor A	$1,000.00	$956.80	$3.35	$1,000.00	$1,021.33	$3.46
Class R	$1,000.00	$955.00	$4.51	$1,000.00	$1,020.12	$4.67

1	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.19% for Institutional, 0.69% for Investor A and 0.93% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

24	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 53.4%
BlackRock Capital Appreciation Portfolio(a)	22,192	$272,072
BlackRock Global Dynamic Equity Fund	30,857	264,136
BlackRock Global Emerging Markets Fund	6,165	72,559
BlackRock International Opportunities Portfolio	2,359	55,501
BlackRock Small Cap Core Equity Portfolio(a)	10,050	110,448
Master Basic Value LLC	355,028	275,666
Master Large Cap Core Fund	395,110	292,364

		1,342,746

Fixed Income Funds — 46.0%
BlackRock High Yield Bond Portfolio	11,106	61,526
BlackRock Inflation Protected Bond Portfolio	11,105	110,831
BlackRock Total Return Fund	102,198	984,165

		1,156,522

Total Affiliated Investment Companies (Cost — $2,621,953*) — 99.4%		2,499,268
Other Assets in Excess of Liabilities — 0.6%		16,280

Net Assets — 100.0%		$2,515,548

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,658,661

Gross unrealized appreciation	$44,097
Gross unrealized depreciation	(203,490)

Net unrealized depreciation	$(159,393)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$2,499,268
Level 2	—
Level 3	—

Total	$2,499,268

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	25

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 57.9%
BlackRock Capital Appreciation Portfolio(a)	48,970	$600,368
BlackRock Global Dynamic Equity Fund	68,064	582,628
BlackRock Global Emerging Markets Fund	13,573	159,754
BlackRock International Opportunities Portfolio	5,198	122,307
BlackRock Small Cap Core Equity Portfolio(a)	22,147	243,398
Master Basic Value LLC	751,575	607,834
Master Large Cap Core Fund	824,022	644,812

		2,961,101

Fixed Income Funds — 41.8%
BlackRock High Yield Bond Portfolio	20,459	113,345
BlackRock Inflation Protected Bond Portfolio	20,540	204,989
BlackRock Total Return Fund	188,665	1,816,845

		2,135,179

Total Affiliated Investment Companies (Cost — $5,483,699*) — 99.7%		5,096,280
Other Assets in Excess of Liabilities — 0.3%		14,745

Net Assets — 100.0%		$5,111,025

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,476,905

Gross unrealized appreciation	$122,094
Gross unrealized depreciation	(502,719)

Net unrealized depreciation	$(380,625)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$5,096,280
Level 2	—
Level 3	—

Total	$5,096,280

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 63.9%
BlackRock Capital Appreciation Portfolio(a)	71,567	$877,414
BlackRock Global Dynamic Equity Fund	99,456	851,343
BlackRock Global Emerging Markets Fund	19,920	234,461
BlackRock International Opportunities Portfolio	7,612	179,122
BlackRock Small Cap Core Equity Portfolio(a)	32,423	356,325
Master Basic Value LLC	1,148,412	888,979
Master Large Cap Core Fund	1,265,429	942,462

		4,330,106

Fixed Income Funds — 36.2%
BlackRock High Yield Bond Portfolio	23,552	130,479
BlackRock Inflation Protected Bond Portfolio	23,517	234,704
BlackRock Total Return Fund	216,539	2,085,269

		2,450,452

Total Affiliated Investment Companies (Cost — $7,470,133*) — 100.1%		6,780,558
Liabilities in Excess of Other Assets — (0.1)%		(3,909)

Net Assets — 100.0%		$6,776,649

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,408,447

Gross unrealized appreciation	$167,086
Gross unrealized depreciation	(794,975)

Net unrealized depreciation	$(627,889)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$6,780,558
Level 2	—
Level 3	—

Total	$6,780,558

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	27

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 71.4%
BlackRock Capital Appreciation Portfolio(a)	48,178	$590,665
BlackRock Global Dynamic Equity Fund	66,941	573,016
BlackRock Global Emerging Markets Fund	13,387	157,561
BlackRock International Opportunities Portfolio	5,120	120,463
BlackRock Small Cap Core Equity Portfolio(a)	21,816	239,759
Master Basic Value LLC	755,110	598,166
Master Large Cap Core Fund	821,834	634,618

		2,914,248

Fixed Income Funds — 28.6%
BlackRock High Yield Bond Portfolio	11,191	61,999
BlackRock Inflation Protected Bond Portfolio	11,182	111,593
BlackRock Total Return Fund	102,937	991,283

		1,164,875

Total Affiliated Investment Companies (Cost — $4,309,234*) — 100.0%		4,079,123
Liabilities in Excess of Other Assets — (0.0)%		(129)

Net Assets — 100.0%		$4,078,994

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,298,230

Gross unrealized appreciation	$109,827
Gross unrealized depreciation	(328,934)

Net unrealized depreciation	$(219,107)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$4,079,123
Level 2	—
Level 3	—

Total	$4,079,123

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 82.0%
BlackRock Capital Appreciation Portfolio(a)	72,549	$889,452
BlackRock Global Dynamic Equity Fund	99,568	852,302
BlackRock Global Emerging Markets Fund	21,074	248,046
BlackRock International Opportunities Portfolio	7,725	181,768
BlackRock Small Cap Core Equity Portfolio(a)	33,510	368,279
Master Basic Value LLC	1,157,459	926,953
Master Large Cap Core Fund	1,219,200	974,560

		4,441,360

Fixed Income Funds — 17.7%
BlackRock High Yield Bond Portfolio	9,302	51,531
BlackRock Inflation Protected Bond Portfolio	9,393	93,742
BlackRock Total Return Fund	84,336	812,157

		957,430

Total Affiliated Investment Companies (Cost — $5,861,567*) — 99.7%		5,398,790
Other Assets in Excess of Liabilities — 0.3%		15,827

Net Assets — 100.0%		$5,414,617

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,784,364

Gross unrealized appreciation	$153,100
Gross unrealized depreciation	(538,674)

Net unrealized depreciation	$(385,574)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$5,398,790
Level 2	—
Level 3	—

Total	$5,398,790

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	29

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 90.2%
BlackRock Capital Appreciation Portfolio(a)	34,626	$424,511
BlackRock Global Dynamic Equity Fund	47,481	406,438
BlackRock Global Emerging Markets Fund	10,083	118,678
BlackRock International Opportunities Portfolio	3,688	86,784
BlackRock Small Cap Core Equity Portfolio(a)	16,011	175,958
Master Basic Value LLC	562,984	442,768
Master Large Cap Core Fund	566,141	465,533

		2,120,670

Fixed Income Funds — 8.6%
BlackRock High Yield Bond Portfolio	1,954	10,827
BlackRock Inflation Protected Bond Portfolio	1,971	19,675
BlackRock Total Return Fund	17,695	170,405

		200,907

Total Affiliated Investment Companies (Cost — $2,590,350*) — 98.8%		2,321,577
Other Assets in Excess of Liabilities — 1.2%		28,942

Net Assets — 100.0%		$2,350,519

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,546,936

Gross unrealized appreciation	$119,434
Gross unrealized depreciation	(344,793)

Net unrealized depreciation	$(225,359)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$2,321,577
Level 2	—
Level 3	—

Total	$2,321,577

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 89.7%
BlackRock Capital Appreciation Portfolio (a)	36,573	$448,383
BlackRock Global Dynamic Equity Fund	50,184	429,571
BlackRock Global Emerging Markets Fund	10,591	124,661
BlackRock International Opportunities Portfolio	3,906	91,914
BlackRock Small Cap Core Equity Portfolio (a)	16,869	185,394
Master Basic Value LLC	588,846	467,419
Master Large Cap Core Fund	632,308	491,707

		2,239,049

Fixed Income Funds — 8.5%
BlackRock High Yield Bond Portfolio	2,076	11,504
BlackRock Inflation Protected Bond Portfolio	2,092	20,875
BlackRock Total Return Fund	18,850	181,522

		213,901

Total Affiliated Investment Companies (Cost — $2,723,150*) — 98.2%		2,452,950
Other Assets in Excess of Liabilities — 1.8%		43,889

Net Assets — 100.0%		$2,496,839

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,693,126

Gross unrealized appreciation	116,012
Gross unrealized depreciation	(356,188)

Net unrealized depreciation	$(240,176)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$2,452,950
Level 2	—
Level 3	—

Total	$2,452,950

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	31

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 88.7%
BlackRock Capital Appreciation Portfolio (a)	13,946	$170,980
BlackRock Global Dynamic Equity Fund	19,110	163,584
BlackRock Global Emerging Markets Fund	4,063	47,826
BlackRock International Opportunities Portfolio	1,489	35,029
BlackRock Small Cap Core Equity Portfolio (a)	6,447	70,854
Master Basic Value LLC	227,228	178,543
Master Large Cap Core Fund	242,933	187,595

		854,411

Fixed Income Funds — 8.4%
BlackRock High Yield Bond Portfolio	786	4,355
BlackRock Inflation Protected Bond Portfolio	791	7,899
BlackRock Total Return Fund	7,116	68,525

		80,779

Total Affiliated Investment Companies (Cost — $1,029,056*) — 97.1%		935,190
Other Assets in Excess of Liabilities — 2.9%		27,823

Net Assets — 100.0%		$963,013

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,024,531

Gross unrealized appreciation	$38,368
Gross unrealized depreciation	(127,709)

Net unrealized depreciation	$(89,341)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$935,190
Level 2	—
Level 3	—

Total	$935,190

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 88.0%
BlackRock Capital Appreciation Portfolio (a)	10,619	$130,189
BlackRock Global Dynamic Equity Fund	14,551	124,553
BlackRock Global Emerging Markets Fund	3,099	36,472
BlackRock International Opportunities Portfolio	1,133	26,665
BlackRock Small Cap Core Equity Portfolio (a)	4,910	53,961
Master Basic Value LLC	199,575	135,999
Master Large Cap Core Fund	177,213	142,869

		650,708

Fixed Income Funds — 8.3%
BlackRock High Yield Bond Portfolio	598	3,314
BlackRock Inflation Protected Bond Portfolio	602	6,009
BlackRock Total Return Fund	5,413	52,129

		61,452

Total Affiliated Investment Companies (Cost — $781,919*) — 96.3%		712,160
Other Assets in Excess of Liabilities — 3.7%		27,356

Net Assets — 100.0%		$739,516

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$773,320

Gross unrealized appreciation	$30,925
Gross unrealized depreciation	(92,085)

Net unrealized depreciation	$(61,160)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$712,160
Level 2	—
Level 3	—

Total	$712,160

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	33

Statements of Assets and Liabilities

April 30, 2009 (Unaudited)	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Assets
Investments at value - affiliated[1]	$2,499,268	$5,096,280	$6,780,558	$4,079,123	$5,398,790	$2,321,577	$2,452,950	$935,190	$712,160
Cash	2,911	115	—	—	10,773	9,392	15,497	10,463	9,644
Investments sold receivable - affiliated	—	—	5,015	—	—	—	—	—	—
Receivable from advisor	17,515	18,721	22,151	18,381	19,893	17,144	18,380	14,856	15,076
Capital shares sold receivable	1,867	9,736	17,156	8,735	23,109	8,541	14,826	3,145	1,772
Prepaid expenses	31,930	32,128	32,573	32,076	32,096	31,601	31,593	31,417	31,386

Total assets	2,553,491	5,156,980	6,857,453	4,138,315	5,484,661	2,388,255	2,533,246	995,071	770,038

Liabilities
Professional fees payable	18,754	17,288	15,348	18,360	18,144	20,947	21,007	21,974	22,701
Printing fees payable	9,219	15,036	23,088	12,294	15,283	7,528	7,339	2,951	1,900
Other affiliates payable	3,063	3,023	3,043	3,004	2,949	3,006	2,922	2,926	2,937
Officer’s and Trustees’ fees payable	2,085	2,049	2,024	2,056	2,058	2,093	1,763	—	—
Accounting fees payable	1,839	1,839	1,839	1,839	1,839	1,839	1,839	1,839	1,839
Investments purchased payable - affiliated	1,509	4,464	—	361	2,678	1,077	52	1,284	237
Service and distribution fees payable	740	1,505	1,855	1,254	1,635	646	649	263	200
Capital shares redeemed payable	1	—	20,319	18,145	24,703	—	109	167	—
Bank overdraft - affiliated	—	—	12,511	1,277	—	—	—	—	—
Other accrued expenses payable	733	751	777	731	755	600	727	654	708

Total liabilities	37,943	45,955	80,804	59,321	70,044	37,736	36,407	32,058	30,522

Net Assets	$2,515,548	$5,111,025	$6,776,649	$4,078,994	$5,414,617	$2,350,519	$2,496,839	$963,013	$739,516

Net Assets Consist of
Paid-in capital	$3,141,806	$6,184,970	$8,618,115	$5,088,880	$6,797,487	$3,060,240	$3,209,592	$1,243,791	$913,433
Undistributed net investment income	19,139	35,386	46,170	20,983	20,862	12,265	7,469	6,005	2,239
Accumulated net realized loss	(522,712)	(721,912)	(1,198,061)	(800,758)	(940,955)	(453,213)	(450,022)	(192,917)	(106,397)
Net unrealized appreciation/depreciation	(122,685)	(387,419)	(689,575)	(230,111)	(462,777)	(268,773)	(270,200)	(93,866)	(69,759)

Net Assets	$2,515,548	$5,111,025	$6,776,649	$4,078,994	$5,414,617	$2,350,519	$2,496,839	$963,013	$739,516

[1] Investments at cost - affiliated	$2,621,953	$5,483,699	$7,470,133	$4,309,234	$5,861,567	$2,590,350	$2,723,150	$1,029,056	$781,919

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2009

Statements of Assets and Liabilities (concluded)

April 30, 2009 (Unaudited)	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Net Asset Value
Institutional:
Net Assets	$18,728	$22,859	$187,891	$46,728	$18,228	$72,597	$38,092	$19,850	$91,147
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,394	3,007	25,440	6,537	2,649	10,957	5,688	2,930	14,393
Net Asset Value	$7.82	$7.60	$7.39	$7.15	$6.88	$6.63	$6.70	$6.77	$6.33
Investor A:
Net Assets	$1,365,928	$2,147,883	$3,835,054	$1,782,970	$2,305,052	$1,201,096	$1,535,638	$507,762	$238,027
Shares outstanding, unlimited number of shares authorized, $0.001 par value	175,439	283,427	520,598	250,112	336,249	181,967	230,351	75,511	37,750
Net Asset Value	$7.79	$7.58	$7.37	$7.13	$6.86	$6.60	$6.67	$6.72	$6.31
Class R:
Net Assets	$1,130,892	$2,940,283	$2,753,704	$2,249,296	$3,091,337	$1,076,826	$923,109	$435,401	$410,342
Shares outstanding, unlimited number of shares authorized, $0.001 par value	145,090	387,541	375,787	316,870	452,401	163,852	138,667	65,010	65,177
Net Asset Value	$7.79	$7.59	$7.33	$7.10	$6.83	$6.57	$6.66	$6.70	$6.30

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	35

Statements of Operations

Six Months Ended April 30, 2009 (Unaudited)	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Investment Income
Dividends - affiliated	$49,273	$77,036	$97,738	$45,447	$36,119	$11,838	$11,802	$5,060	$3,561
Net investment income allocated from Master Portfolios:
Dividends	6,882	12,776	20,591	13,562	19,090	10,016	10,118	4,150	2,989
Expenses	(1,223)	(2,288)	(3,682)	(2,416)	(3,391)	(1,781)	(1,801)	(734)	(537)

Total investment income	54,932	87,524	114,647	56,593	51,818	20,073	20,119	8,476	6,013

Expenses
Professional	12,489	12,489	12,489	12,489	12,489	12,489	12,489	12,489	12,489
Printing	9,201	14,907	22,841	12,235	15,088	7,473	7,292	2,978	1,991
Registration	7,489	7,364	7,489	7,364	7,308	7,183	7,183	7,127	7,127
Custodian	6,279	6,210	6,378	6,210	6,322	6,322	6,210	6,266	6,266
Accounting	3,720	3,720	3,720	3,720	3,720	3,720	3,720	3,720	3,720
Officer and Trustees	2,535	2,540	2,539	2,541	2,538	2,533	2,535	10	6
Service and distribution - Class R	2,505	5,402	5,965	4,306	5,510	1,883	1,738	666	714
Transfer agent - Class R	1,663	2,303	3,634	2,691	3,906	2,831	3,052	1,972	2,016
Transfer agent - Investor A	1,516	1,062	2,019	1,124	2,553	895	3,010	826	1,055
Service - Investor A	1,471	2,197	4,036	1,919	2,286	1,336	1,470	608	254
Administration	864	1,496	2,171	1,244	1,521	704	714	289	211
Administration - Investor A	147	220	404	192	229	134	147	61	25
Administration - Class R	125	270	298	215	276	94	87	33	36
Transfer agent - Institutional	106	145	125	89	48	58	58	99	71
Administration - Institutional	16	8	22	7	3	7	4	2	9
Miscellaneous	3,016	3,028	3,046	3,025	3,027	3,071	3,012	3,059	3,000

Total expenses	53,142	63,361	77,176	59,371	66,824	50,733	52,721	40,205	38,990
Less administration fees waived	(864)	(1,496)	(2,171)	(1,244)	(1,521)	(704)	(714)	(289)	(211)
Less administration fees waived - Institutional	(16)	(8)	(22)	(7)	(3)	(7)	(4)	(2)	(9)
Less administration fees waived - Investor A	(47)	(3)	(5)	(2)	(81)	(2)	(147)	(20)	(25)
Less administration fees waived - Class R	(71)	(49)	(171)	(100)	(215)	(94)	(87)	(33)	(36)
Less transfer agent fees waived - Institutional	(4)	(2)	(2)	(2)	(2)	(2)	(2)	(7)	(2)
Less transfer agent fees waived - Investor A	(8)	—	—	—	(9)	—	(15)	(6)	(6)
Less transfer agent fees waived - Class R	(5)	(2)	(9)	(5)	(9)	(5)	(5)	(4)	(4)
Less transfer agent fees reimbursed - Institutional	(102)	(143)	(123)	(87)	(46)	(56)	(56)	(92)	(69)
Less transfer agent fees reimbursed - Class R	(579)	(374)	(1,029)	(891)	(1,320)	(1,927)	(2,212)	(1,651)	(1,668)
Less transfer agent fees reimbursed - Investor A	(426)	(101)	(388)	(71)	(591)	(119)	(1,524)	(304)	(794)
Less expenses reimbursed by advisor	(44,729)	(50,258)	(58,502)	(47,584)	(50,492)	(42,791)	(42,441)	(35,649)	(34,599)

Total expenses after waivers and reimbursements	6,291	10,925	14,754	9,378	12,535	5,026	5,514	2,148	1,567

Net investment income	48,641	76,599	99,893	47,215	39,283	15,047	14,605	6,328	4,446

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - affiliated	(235,074)	(310,569)	(533,841)	(376,386)	(381,173)	(179,493)	(169,550)	(77,802)	(62,419)
Capital gain distributions from affiliated underlying funds	14	20	24	10	6	2	1	1	—
Allocation from Master Portfolios	(97,873)	(184,727)	(297,064)	(194,735)	(269,464)	(143,015)	(144,358)	(58,718)	(43,430)

	(332,933)	(495,276)	(830,881)	(571,111)	(650,631)	(322,506)	(313,907)	(136,519)	(105,849)

Net change in unrealized appreciation/depreciation on:
Investments - affiliated	233,226	328,969	529,887	382,135	363,788	169,697	157,126	74,113	61,914
Allocation from Master Portfolios	77,472	163,189	245,658	165,888	247,406	116,825	115,639	48,223	38,055

	310,698	492,158	775,545	548,023	611,194	286,522	272,765	122,336	99,969

Total realized and unrealized loss	(22,235)	(3,118)	(55,336)	(23,088)	(39,437)	(35,984)	(41,142)	(14,183)	(5,880)

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,406	$73,481	$44,557	$24,127	$(154)	$(20,937)	$(26,537)	$(7,855)	$(1,434)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2009

Statements of Changes in Net Assets

	Prepared Portfolio 2010		Prepared Portfolio 2015		Prepared Portfolio 2020
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$48,641	$50,679	$76,599	$63,506	$99,893	$100,315
Net realized loss	(332,933)	(187,674)	(495,276)	(228,386)	(830,881)	(355,003)
Net change in unrealized appreciation/depreciation	310,698	(437,848)	492,158	(893,391)	775,545	(1,478,106)

Net increase (decrease) in net assets resulting from operations	26,406	(574,843)	73,481	(1,058,271)	44,557	(1,732,794)

Dividends and Distributions to Shareholders from
Net investment income:
Institutional	(13,409)	(731)	(4,381)	(169)	(4,789)	(912)
Investor A	(33,778)	(6,579)	(42,178)	(6,811)	(74,543)	(18,006)
Class R	(24,814)	(37)	(49,441)	(68)	(50,669)	(1,023)
Net realized gain:
Institutional	—	(519)	—	(129)	—	(934)
Investor A	—	(5,035)	—	(5,642)	—	(19,950)
Class R	—	(99)	—	(130)	—	(1,221)

Decrease in net assets resulting from dividends and distributions to shareholders	(72,001)	(13,000)	(96,000)	(12,949)	(130,001)	(42,046)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	666,101	2,376,524	1,589,137	4,308,352	1,788,219	6,592,188

Net Assets
Total increase in net assets	620,506	1,788,681	1,566,618	3,237,132	1,702,775	4,817,348
Beginning of period	1,895,042	106,361	3,544,407	307,275	5,073,874	256,526

End of period	$2,515,548	$1,895,042	$5,111,025	$3,544,407	$6,776,649	$5,073,874

End of period undistributed net investment income	$19,139	$42,499	$35,386	$54,787	$46,170	$76,278

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	37

Statements of Changes in Net Assets (concluded)

	Prepared Portfolio 2025		Prepared Portfolio 2030		Prepared Portfolio 2035
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$47,215	$36,929	$39,283	$28,434	$15,047	$10,422
Net realized gain (loss)	(571,111)	(229,555)	(650,631)	(283,431)	(322,506)	(128,900)
Net change in unrealized appreciation/depreciation	548,023	(808,772)	611,194	(1,090,217)	286,522	(568,177)

Net increase (decrease) in net assets resulting from operations	24,127	(1,001,398)	(154)	(1,345,214)	(20,937)	(686,655)

Dividends and Distributions to Shareholders from
Net investment income:
Institutional	(1,498)	(380)	(317)	(230)	(215)	(305)
Investor A	(26,141)	(7,782)	(16,469)	(8,760)	(4,186)	(3,893)
Class R	(24,361)	(1,470)	(16,215)	(176)	(2,100)	(213)
Net realized gain:
Institutional	—	(331)	—	(346)	—	(539)
Investor A	—	(7,446)	—	(14,535)	—	(7,700)
Class R	—	(1,592)	—	(453)	—	(653)

Decrease in net assets resulting from dividends and distributions to shareholders	(52,000)	(19,001)	(33,001)	(24,500)	(6,501)	(13,303)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,154,884	3,227,058	2,173,467	4,380,295	642,026	2,232,130

Net Assets
Total increase in net assets	1,127,011	2,206,662	2,140,312	3,010,581	614,588	1,532,174
Beginning of period	2,951,983	745,321	3,274,305	263,724	1,735,931	203,757

End of period	$4,078,994	$2,951,983	$5,414,617	$3,274,305	$2,350,519	$1,735,931

End of period undistributed net investment income	$20,983	$25,768	$20,862	$14,580	$12,265	$3,719

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2009

Prepared Portfolio 2040		Prepared Portfolio 2045		Prepared Portfolio 2050
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
$14,605	$8,687	$6,328	$2,685	$4,446	$2,283
(313,907)	(135,632)	(136,519)	(57,049)	(105,849)	2,518
272,765	(555,936)	122,336	(223,775)	99,969	(177,343)

(26,537)	(682,881)	(7,855)	(278,139)	(1,434)	(172,542)

(313)	(209)	(75)	(135)	(585)	(434)
(5,796)	(3,887)	(925)	(570)	(1,041)	(273)
(3,379)	(25)	—	(653)	(1,372)	(51)
—	(334)	—	(195)	(744)	(534)
—	(7,074)	—	(1,031)	(2,110)	(454)
—	(221)	—	(1,136)	(2,923)	(190)

(9,488)	(11,750)	(1,000)	(3,720)	(8,775)	(1,936)

837,996	2,139,900	225,632	898,766	333,610	477,249

801,971	1,445,269	216,777	616,907	323,401	302,771
1,694,868	249,599	746,236	129,329	416,115	113,344

$2,496,839	$1,694,868	$963,013	$746,236	$739,516	$416,115

$7,469	$2,352	$6,005	$677	$2,239	$791

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	39

Financial Highlights

	Prepared Portfolio 2010
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$8.00	$10.94	$10.00	$7.96	$10.92	$10.00	$7.96	$10.90	$10.00

Net investment income[2]	0.32	0.32	0.19	0.16	0.26	0.15	0.14	0.22	0.15
Net realized and unrealized gain (loss)	(0.24)	(3.15)	0.75	(0.10)	(3.11)	0.77	(0.10)	(3.10)	0.75

Net increase (decrease) from investment operations	0.08	(2.83)	0.94	0.06	(2.85)	0.92	0.04	(2.88)	0.90

Dividends and distributions from:
Net investment income	(0.26)	(0.06)	—	(0.23)	(0.06)	—	(0.21)	(0.01)	—
Net realized gain	—	(0.05)	—	—	(0.05)	—	—	(0.05)	—

Total dividends and distributions	(0.26)	(0.11)	—	(0.23)	(0.11)	—	(0.21)	(0.06)	—

Net asset value, end of period	$7.82	$8.00	$10.94	$7.79	$7.96	$10.92	$7.79	$7.96	$10.90

Total Investment Return
Based on net asset value	1.15%[3]	(26.11)%	9.40%[3]	0.87%[3,4]	(26.38)%[4]	9.20%[3,4]	0.73%[3]	(26.54)%	9.00%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.11%[5,6]	0.05%[7]	0.07%[5,7]	0.56%[5,6]	0.46%[7]	0.59%[5,7]	0.83%[5,6]	0.75%[7]	0.79%[5,7]

Total expenses	4.08%[5,6]	5.79%[7]	242.71%[5,7,8]	4.61%[5,6]	6.44%[7]	202.10%[5,7,8]	4.93%[5,6]	6.14%[7]	243.43%[5,7,8]

Net investment income	8.23%[5,6]	3.09%[7]	3.48%[5,7]	4.17%[5,6]	2.64%[7]	2.77%[5,7]	3.79%[5,6]	2.24%[7]	2.77%[5,7]

Supplemental Data
Net assets, end of period (000)	$19	$19	$22	$1,366	$1,066	$63	$1,131	$810	$22

Portfolio turnover	51%	112%	66%	51%	112%	66%	51%	112%	66%

40	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)

	Prepared Portfolio 2015
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$7.78	$10.76	$10.00	$7.73	$10.74	$10.00	$7.74	$10.72	$10.00

Net investment income[2]	0.23	0.27	0.16	0.14	0.24	0.15	0.13	0.20	0.12
Net realized and unrealized gain (loss)	(0.19)	(3.10)	0.60	(0.09)	(3.11)	0.59	(0.10)	(3.08)	0.60

Net increase (decrease) from investment operations	0.04	(2.83)	0.76	0.05	(2.87)	0.74	0.03	(2.88)	0.72

Dividends and distributions from:
Net investment income	(0.22)	(0.08)	—	(0.20)	(0.07)	—	(0.18)	(0.03)	—
Net realized gain	—	(0.07)	—	—	(0.07)	—	—	(0.07)	—

Total dividends and distributions	(0.22)	(0.15)	—	(0.20)	(0.14)	—	(0.18)	(0.10)	—

Net asset value, end of period	$7.60	$7.78	$10.76	$7.58	$7.73	$10.74	$7.59	$7.74	$10.72

Total Investment Return
Based on net asset value	0.64%[3]	(26.66)%	7.60%[3]	0.71%[3,4]	(27.03)%[4]	7.40%[3,4]	0.45%[3]	(27.11)%	7.20%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.12%[5,6]	0.10%[7]	0.05%[5,7]	0.50%[5,6]	0.46%[7]	0.49%[5,7]	0.81%[5,6]	0.75%[7]	0.78%[5,7]

Total expenses	3.28%[5,6]	5.03%[7]	231.75%[5,7,9]	3.10%[5,6]	5.34%[7]	69.07%[5,7,9]	3.45%[5,6]	4.59%[7]	232.47%[5,7,9]

Net investment income	6.42%[5,6]	2.77%[7]	2.83%[5,7]	3.91%[5,6]	2.46%[7]	2.65%[5,7]	3.70%[5,6]	2.08%[7]	2.10%[5,7]

Supplemental Data
Net assets, end of period (000)	$23	$50	$22	$2,148	$1,511	$264	$2,940	$1,984	$21

Portfolio turnover	35%	52%	37%	35%	52%	37%	35%	52%	37%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% for the Institutional, Investor A and Class R, respectively.

9	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% for the Institutional, Investor A and Class R, respectively.

SEMI-ANNUAL REPORT	APRIL 30, 2009	41

Financial Highlights (continued)

	Prepared Portfolio 2020
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$7.57	$10.84	$10.00	$7.53	$10.82	$10.00	$7.50	$10.80	$10.00

Net investment income[2]	0.14	0.24	0.14	0.13	0.23	0.12	0.11	0.18	0.09
Net realized and unrealized gain (loss)	(0.12)	(3.38)	0.70	(0.11)	(3.40)	0.70	(0.11)	(3.36)	0.71

Net increase (decrease) from investment operations	0.02	(3.14)	0.84	0.02	(3.17)	0.82	—	(3.18)	0.80

Dividends and distributions from:
Net investment income	(0.20)	(0.06)	—	(0.18)	(0.05)	—	(0.17)	(0.05)	—
Net realized gain	—	(0.07)	—	—	(0.07)	—	—	(0.07)	—

Total dividends and distributions	(0.20)	(0.13)	—	(0.18)	(0.12)	—	(0.17)	(0.12)	—

Net asset value, end of period	$7.39	$7.57	$10.84	$7.37	$7.53	$10.82	$7.33	$7.50	$10.80

Total Investment Return
Based on net asset value	0.41%[3]	(29.30)%	8.40%[3]	0.32%[3,4]	(29.58)%[4]	8.20%[3,4]	0.09%[3]	(29.76)%	8.00%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.13%[5,6]	0.08%[7]	0.13%[5,7]	0.50%[5,6]	0.43%[7]	0.58%[5,7]	0.86%[5,6]	0.84%[7]	0.80%[5,7]

Total expenses	2.41%[5,6]	3.50%[7]	77.97%[5,7,8]	2.63%[5,6]	3.68%[7]	144.28%[5,7,8]	3.05%[5,6]	4.30%[7]	227.19%[5,7,8]

Net investment income	4.07%[5,6]	2.41%[7]	2.50%[5,7]	3.63%[5,6]	2.32%[7]	2.13%[5,7]	3.17%[5,6]	1.88%[7]	1.64%[5,7]

Supplemental Data
Net assets, end of period (000)	$188	$193	$155	$3,835	$2,967	$80	$2,754	$1,914	$22

Portfolio turnover	35%	55%	39%	35%	55%	39%	35%	55%	39%

42	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)

	Prepared Portfolio 2025
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$7.38	$11.00	$10.00	$7.35	$10.98	$10.00	$7.32	$10.95	$10.00

Net investment income[2]	0.12	0.22	0.10	0.11	0.17	0.09	0.09	0.13	0.08
Net realized and unrealized gain (loss)	(0.21)	(3.67)	0.90	(0.21)	(3.64)	0.89	(0.20)	(3.61)	0.87

Net increase (decrease) from investment operations	(0.09)	(3.45)	1.00	(0.10)	(3.47)	0.98	(0.11)	(3.48)	0.95

Dividends and distributions from:
Net investment income	(0.14)	(0.09)	—	(0.12)	(0.08)	—	(0.11)	(0.07)	—
Net realized gain	—	(0.08)	—	—	(0.08)	—	—	(0.08)	—

Total dividends and distributions	(0.14)	(0.17)	—	(0.12)	(0.16)	—	(0.11)	(0.15)	—

Net asset value, end of period	$7.15	$7.38	$11.00	$7.13	$7.35	$10.98	$7.10	$7.32	$10.95

Total Investment Return
Based on net asset value	(1.12)%[3]	(31.85)%	10.00%[3]	(1.33)%[3,4]	(32.05)%[4]	9.80%[3,4]	(1.44)%[3]	(32.20)%	9.50%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.14%[5,9]	0.13%[7]	0.07%[5,7]	0.56%[5,9]	0.49%[7]	0.47%[5,7]	0.87%[5,9]	0.80%[7]	0.77%[5,7]

Total expenses	3.47%[5,9]	6.13%[7]	146.48%[5,7,10]	3.52%[5,9]	6.13%[7]	42.43%[5,7,10]	3.91%[5,9]	5.99%[7]	94.71%[5,7,10]

Net investment income	3.58%[5,9]	2.24%[7]	1.77%[5,7]	3.10%[5,9]	1.81%[7]	1.55%[5,7]	2.60%[5,9]	1.41%[7]	1.33%[5,7]

Supplemental Data
Net assets, end of period (000)	$47	$76	$47	$1,783	$1,569	$474	$2,249	$1,306	$225

Portfolio turnover	43%	80%	36%	43%	80%	36%	43%	80%	36%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% for the Institutional, Investor A and Class R, respectively.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% for the Institutional, Investor A and Class R, respectively.

SEMI-ANNUAL REPORT	APRIL 30, 2009	43

Financial Highlights (continued)

	Prepared Portfolio 2030
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$7.10	$11.09	$10.00	$7.07	$11.07	$10.00	$7.05	$11.05	$10.00

Net investment income[2]	0.09	0.13	0.05	0.07	0.11	0.03	0.06	0.06	0.01
Net realized and unrealized gain (loss)	(0.22)	(3.97)	1.04	(0.22)	(3.97)	1.04	(0.22)	(3.93)	1.04

Net increase (decrease) from investment operations	(0.13)	(3.84)	1.09	(0.15)	(3.86)	1.07	(0.16)	(3.87)	1.05

Dividends and distributions from:
Net investment income	(0.09)	(0.06)	—	(0.06)	(0.05)	—	(0.06)	(0.04)	—
Net realized gain	—	(0.09)	—	—	(0.09)	—	—	(0.09)	—

Total dividends and distributions	(0.09)	(0.15)	—	(0.06)	(0.14)	—	(0.06)	(0.13)	—

Net asset value, end of period	$6.88	$7.10	$11.09	$6.86	$7.07	$11.07	$6.83	$7.05	$11.05

Total Investment Return
Based on net asset value	(1.87)%[3]	(34.98)%	10.90%[3]	(1.89)%[3,4]	(35.35)%[4]	10.70%[3,4]	(2.23)%[3]	(35.44)%	10.50%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.16%[5,6]	0.08%[7]	0.12%[5,7]	0.65%[5,6]	0.51%[7]	0.57%[5,7]	0.91%[5,6]	0.89%[7]	0.83%[5,7]

Total expenses	3.33%[5,6]	4.95%[7]	152.76%[5,7,8]	3.31%[5,6]	4.94%[7]	97.81%[5,7,8]	3.59%[5,6]	5.31%[7]	186.99%[5,7,8]

Net investment income	2.82%[5,6]	1.35%[7]	0.82%[5,7]	2.15%[5,6]	1.14%[7]	0.49%[5,7]	1.75%[5,6]	0.70%[7]	0.10%[5,7]

Supplemental Data
Net assets, end of period (000)	$18	$24	$43	$2,305	$1,675	$199	$3,091	$1,575	$22

Portfolio turnover	24%	62%	42%	24%	62%	42%	24%	62%	42%

44	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)

	Prepared Portfolio 2035
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$6.90	$11.04	$10.00	$6.86	$11.02	$10.00	$6.84	$11.00	$10.00

Net investment income (loss)[2]	0.06	0.14	0.03	0.06	0.09	0.01	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.28)	(4.14)	1.01	(0.30)	(4.11)	1.01	(0.29)	(4.08)	1.01

Net increase (decrease) from investment operations	(0.22)	(4.00)	1.04	(0.24)	(4.02)	1.02	(0.25)	(4.04)	1.00

Dividends and distributions from:
Net investment income	(0.05)	(0.05)	—	(0.02)	(0.05)	—	(0.02)	(0.03)	—
Net realized gain	—	(0.09)	—	—	(0.09)	—	—	(0.09)	—

Total dividends and distributions	(0.05)	(0.14)	—	(0.02)	(0.14)	—	(0.02)	(0.12)	—

Net asset value, end of period	$6.63	$6.90	$11.04	$6.60	$6.86	$11.02	$6.57	$6.84	$11.00

Total Investment Return
Based on net asset value	(3.23)%[3]	(36.63)%	10.40%[3]	(3.42)%[3,4]	(36.92)%[4]	10.20%[3,4]	(3.64)%[3]	(37.09)%	10.00%[3]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.19%[5,9]	0.11%[7]	0.14%[5,7]	0.61%[5,9]	0.50%[7]	0.62%[5,7]	0.93%[5,9]	0.93%[7]	0.86%[5,7]

Total expenses	5.01%[5,9]	9.29%[7]	158.80%[5,7,10]	5.28%[5,9]	8.89%[7]	128.07%[5,7,10]	6.09%[5,9]	9.63%[7]	179.46%[5,7,10]

Net investment income (loss)	1.80%[5,9]	1.41%[7]	0.46%[5,7]	1.79%[5,9]	0.92%[7]	0.10%[5,7]	1.33%[5,9]	0.46%[7]	(0.22)%[5,7]

Supplemental Data
Net assets, end of period (000)	$73	$32	$46	$1,201	$1,122	$115	$1,077	$582	$43

Portfolio turnover	21%	67%	34%	21%	67%	34%	21%	67%	34%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% for the Institutional, Investor A and Class R, respectively.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

10	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% for the Institutional, Investor A and Class R, respectively.

SEMI-ANNUAL REPORT	APRIL 30, 2009	45

Financial Highlights (continued)

	Prepared Portfolio 2040
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$6.96	$11.19	$10.00	$6.92	$11.17	$10.00	$6.92	$11.14	$10.00

Net investment income (loss)[2]	0.07	0.10	0.02	0.05	0.08	— [3]	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	(0.27)	(4.17)	1.17	(0.27)	(4.18)	1.17	(0.27)	(4.14)	1.16

Net increase (decrease) from investment operations	(0.20)	(4.07)	1.19	(0.22)	(4.10)	1.17	(0.23)	(4.11)	1.14

Dividends and distributions from:
Net investment income	(0.06)	(0.06)	—	(0.03)	(0.05)	—	(0.03)	(0.01)	—
Net realized gain	—	(0.10)	—	—	(0.10)	—	—	(0.10)	—

Total dividends and distributions	(0.06)	(0.16)	—	(0.03)	(0.15)	—	(0.03)	(0.11)	—

Net asset value, end of period	$6.70	$6.96	$11.19	$6.67	$6.92	$11.17	$6.66	$6.92	$11.14

Total Investment Return
Based on net asset value	(2.84)%[4]	(36.87)%	11.90%[4]	(3.09)%[4,5]	(37.16)%[5]	11.70%[4,5]	(3.24)%[4]	(37.24)%	11.40%[4]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.19%[6,7]	0.12%[8]	0.14%[6,8]	0.69%[6,7]	0.59%[8]	0.56%[6,8]	0.93%[6,7]	0.92%[8]	0.84%[6,8]

Total expenses	5.11%[6,7]	9.56%[8]	134.69%[6,8,9]	5.51%[6,7]	9.62%[8]	94.51%[6,8,9]	6.12%[6,7]	9.66%[8]	149.22%[6,8,9]

Net investment income (loss)	2.20%[6,7]	1.07%[8]	0.39%[6,8]	1.64%[6,7]	0.86%[8]	0.03%[6,8]	1.32%[6,7]	0.33%[8]	(0.35)%[6,8]

Supplemental Data
Net assets, end of period (000)	$38	$37	$38	$1,536	$1,126	$186	$923	$532	$25

Portfolio turnover	20%	80%	36%	20%	80%	36%	20%	80%	36%

46	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights (continued)

	Prepared Portfolio 2045
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$7.02	$11.33	$10.00	$6.97	$11.30	$10.00	$6.94	$11.28	$10.00

Net investment income (loss)[2]	0.07	0.09	0.02	0.06	0.07	— [3]	0.04	0.07	(0.02)
Net realized and unrealized gain (loss)	(0.29)	(4.24)	1.31	(0.30)	(4.26)	1.30	(0.28)	(4.26)	1.30

Net increase (decrease) from investment operations	(0.22)	(4.15)	1.33	(0.24)	(4.19)	1.30	(0.24)	(4.19)	1.28

Dividends and distributions from:
Net investment income	(0.03)	(0.07)	—	(0.01)	(0.05)	—	—	(0.06)	—
Net realized gain	—	(0.09)	—	—	(0.09)	—	—	(0.09)	—

Total dividends and distributions	(0.03)	(0.16)	—	(0.01)	(0.14)	—	—	(0.15)	—

Net asset value, end of period	$6.77	$7.02	$11.33	$6.72	$6.97	$11.30	$6.70	$6.94	$11.28

Total Investment Return
Based on net asset value	(3.18)%[4]	(37.12)%	13.30%[4]	(3.42)%[4,5]	(37.48)%[5]	13.00%[4,5]	(3.46)%[4]	(37.62)%	12.80%[4]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.18%[6,7]	0.10%[8]	0.14%[6,8]	0.67%[6,7]	0.61%[8]	0.67%[6,8]	0.93%[6,7]	0.86%[8]	0.86%[6,8]

Total expenses	10.60%[6,7]	32.26%[8]	223.70%[6,8,10]	10.11%[6,7]	23.08%[8]	200.49%[6,8,10]	11.54%[6,7]	30.15%[8]	224.16%[6,8,10]

Net investment income (loss)	2.24%[6,7]	0.97%[8]	0.43%[6,8]	1.81%[6,7]	0.80%[8]	0.03%[6,8]	1.29%[6,7]	0.71%[8]	(0.30)%[6,8]

Supplemental Data
Net assets, end of period (000) .	$20	$20	$23	$508	$538	$84	$435	$189	$23

Portfolio turnover	29%	103%	99%	29%	103%	99%	29%	103%	99%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Aggregate total investment return.

5	Total investment returns exclude the effects of sales charges.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% for the Institutional, Investor A and Class R, respectively.

10	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% for the Institutional, Investor A and Class R, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	47

Financial Highlights (concluded)

	Prepared Portfolio 2050
	Institutional			Investor A			Class R
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period April 20, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$11.24	$10.00	$6.70	$11.21	$10.00	$6.70	$11.19	$10.00

Net investment income (loss)[2]	0.07	0.12	0.03	0.05	0.07	— [3]	0.04	0.05	(0.02)
Net realized and unrealized gain (loss)	(0.35)	(4.46)	1.21	(0.34)	(4.43)	1.21	(0.34)	(4.42)	1.21

Net increase (decrease) from investment operations	(0.28)	(4.34)	1.24	(0.29)	(4.36)	1.21	(0.30)	(4.37)	1.19

Dividends and distributions from:
Net investment income	(0.05)	(0.08)	—	(0.03)	(0.06)	—	(0.03)	(0.03)	—
Net realized gain	(0.07)	(0.09)	—	(0.07)	(0.09)	—	(0.07)	(0.09)	—

Total dividends and distributions	(0.12)	(0.17)	—	(0.10)	(0.15)	—	(0.10)	(0.12)	—

Net asset value, end of period	$6.33	$6.73	$11.24	$6.31	$6.70	$11.21	$6.30	$6.70	$11.19

Total Investment Return
Based on net asset value	(4.15)%[4]	(39.15)%	12.40%[4]	(4.32)%[4,5]	(39.37)%[5]	12.10%[4,5]	(4.50)%[4]	(39.44)%	11.90%[4]

Ratios to Average Net Assets
Total expenses after waivers and reimbursements	0.19%[6,7]	0.15%[8]	0.22%[6,8]	0.69%[6,7]	0.67%[8]	0.61%[6,8]	0.93%[6,7]	0.94%[8]	0.85%[6,8]

Total expenses	12.90%[6,7]	35.98%[8]	195.26%[6,8,9]	13.90%[6,7]	32.00%[8]	211.23%[6,8,9]	14.51%[6,7]	28.99%[8]	215.39%[6,8,9]

Net investment income (loss)	2.20%[6,7]	1.26%[8]	0.52%[6,8]	1.63%[6,7]	0.77%[8]	(0.04)%[6,8]	1.40%[6,7]	0.55%[8]	(0.31)%[6,8]

Supplemental Data
Net assets, end of period (000)	$91	$74	$61	$238	$157	$30	$410	$186	$22

Portfolio turnover	30%	102%	53%	30%	102%	53%	30%	102%	53%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Aggregate total investment return.

5	Total investment returns exclude the effects of sales charges.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratios do include the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Registration fees and expenses incurred by the Portfolio during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% for the Institutional, Investor A and Class R, respectively.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2009, the Fund had 34 registered portfolios, of which BlackRock Prepared Portfolio 2010 (“Prepared Portfolio 2010”), BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A and Class R Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures. The Portfolios generally will invest in other investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) (collectively, the “Underlying Funds”). The Portfolios may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in Master Portfolios, each of the Portfolios indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate related and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The market value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund and the net asset value of the Master Portfolios computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Portfolios record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro-rata ownership in the net assets of the Master Portfolios.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Portfolios’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, realized and unrealized gains and losses of the Portfolios are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Portfolios, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Portfolios invest. Capital gain distributions from the Underlying Funds are booked as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend date.

Income Taxes: It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Portfolios file US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on each Portfolio’s US federal income tax returns remain open for each of the two years ended October 31, 2008. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on each Portfolio’s financial statement disclosures is currently being assessed.

Bank Overdraft: As of April 30, 2009, Prepared Portfolio 2020 and Prepared Portfolio 2025 each recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance results in fees charged by the custodian which are included in custodian on the Statements of Operations.

Other: Expenses directly related to a Portfolio or class are charged to that Portfolio or class. Other operating expenses shared by several funds

SEMI-ANNUAL REPORT	APRIL 30, 2009	49

Notes to Financial Statements (continued)

are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2010, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, expenses allocated from Master Portfolios, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

PFPC Trust Company, an indirect wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a monthly fee of $1,000 per Portfolio plus other miscellaneous fees incurred on behalf of each Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agent fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculations, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates, including Merrill Lynch which was considered an affiliate for a portion of the period, provide the Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. The Portfolios incurred the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

Six Months Ended April 30, 2009
Prepared Portfolio 2010	$799
Prepared Portfolio 2015	899
Prepared Portfolio 2020	1,460
Prepared Portfolio 2025	947
Prepared Portfolio 2030	1,699
Prepared Portfolio 2035	1,013
Prepared Portfolio 2040	2,127
Prepared Portfolio 2045	705
Prepared Portfolio 2050	709

PNCGIS and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million of each Portfolio, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

The Fund, on behalf of the Portfolios, has entered into a separate Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan, in accordance with Rule 12b-1 under the 1940 Act, the Portfolios pay BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

50	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

For the six months ended April 30, 2009, the Portfolios paid to affiliates, including payments to Merrill Lynch which was considered an affiliate for a portion of the period, the following fees in return for distribution and sales support services:

Prepared Portfolio 2010	$1,147
Prepared Portfolio 2015	2,127
Prepared Portfolio 2020	2,789
Prepared Portfolio 2025	1,770
Prepared Portfolio 2030	2,068
Prepared Portfolio 2035	971
Prepared Portfolio 2040	945
Prepared Portfolio 2045	402
Prepared Portfolio 2050	296

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. During the six months ended April 30, 2009, each Portfolio reimbursed the Advisor the following amounts for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center Fees	Institutional	Investor A	Class R	Total
Prepared Portfolio 2010	$4	$15	$8	$27
Prepared Portfolio 2015	2	19	16	37
Prepared Portfolio 2020	2	31	14	47
Prepared Portfolio 2025	2	20	11	33
Prepared Portfolio 2030	2	21	12	35
Prepared Portfolio 2035	2	11	5	18
Prepared Portfolio 2040	2	15	5	22
Prepared Portfolio 2045	7	11	4	22
Prepared Portfolio 2050	2	6	4	12

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to serve as the Portfolio’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Advisor at the previous quarterly meeting.

At April 30, 2009, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2010	2011	2012
Prepared Portfolio 2010	$97,022	$114,988	$24,517
Prepared Portfolio 2015	99,820	119,439	26,438
Prepared Portfolio 2020	98,927	151,421	31,280
Prepared Portfolio 2025	104,104	115,057	25,825
Prepared Portfolio 2030	99,203	127,842	28,395
Prepared Portfolio 2035	98,645	103,794	23,870
Prepared Portfolio 2040	99,963	101,498	25,375
Prepared Portfolio 2045	97,454	83,346	20,364
Prepared Portfolio 2050	97,742	81,314	20,372

For the six months ended April 30, 2009, affiliates, including payments to Merrill Lynch which was considered an affiliate for a portion of the period, earned underwriting discounts, direct commissions and dealer concessions on sales for each Portfolio’s Investor A Shares as follows:

Prepared Portfolio 2010	$674
Prepared Portfolio 2015	3,984
Prepared Portfolio 2020	834
Prepared Portfolio 2025	560
Prepared Portfolio 2030	26
Prepared Portfolio 2035	61
Prepared Portfolio 2040	47
Prepared Portfolio 2045	30
Prepared Portfolio 2050	8

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Portfolios reimburse the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

For the six months ended April 30, 2009, purchases and sales of affiliated investment companies, excluding short-term investments, were as follows:

	Purchases	Sales
Prepared Portfolio 2010	$1,644,014	$1,171,050
Prepared Portfolio 2015	2,766,446	1,415,833
Prepared Portfolio 2020	3,483,635	2,041,434
Prepared Portfolio 2025	2,362,413	1,431,372
Prepared Portfolio 2030	2,984,260	992,198
Prepared Portfolio 2035	944,890	400,942
Prepared Portfolio 2040	1,113,087	383,745
Prepared Portfolio 2045	389,373	228,816
Prepared Portfolio 2050	428,708	170,145

4. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was renewed until November 2009. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolios paid their pro rata share of a 0.02%

SEMI-ANNUAL REPORT	APRIL 30, 2009	51

Notes to Financial Statements (continued)

upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. The Portfolios pay a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX index (as defined in the credit agreement) in effect from time to time. The Portfolios did not borrow under the credit agreement during the six months ended April 30, 2009.

5. Capital Loss Carryforward:

As of October 31, 2008, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,		Total
	2015	2016
Prepared Portfolio 2010	$70	$119,971	$120,041
Prepared Portfolio 2015	—	171,857	171,857
Prepared Portfolio 2020	—	333,196	333,196
Prepared Portfolio 2025	554	183,930	184,484
Prepared Portfolio 2030	1,211	282,985	284,196
Prepared Portfolio 2035	—	132,531	132,531
Prepared Portfolio 2040	1,726	125,297	127,023
Prepared Portfolio 2045	660	45,606	46,266

6. Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

7. Capital Shares Transactions:

Transactions in shares for each period were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
Prepared Portfolio 2010	Shares	Amount	Shares	Amount
Institutional
Shares sold	48,617	$364,203	9,759	$104,630
Shares issued in reinvestment of dividends and distributions	1,586	12,021	97	1,028

Total issued	50,203	376,224	9,856	105,658
Shares redeemed	(50,190)	(387,784)	(9,475)	(89,661)

Net increase (decrease)	13	$(11,560)	381	$15,997

Investor A
Shares sold	72,445	$557,423	177,649	$1,833,837
Shares issued in reinvestment of dividends and distributions	4,381	33,114	1,074	11,401

Total issued	76,826	590,537	178,723	1,845,238
Shares redeemed	(35,340)	(252,785)	(50,512)	(470,611)

Net increase	41,486	$337,752	128,211	$1,374,627

Class R
Shares sold	80,870	$614,924	233,216	$2,309,892
Shares issued in reinvestment of dividends and distributions	3,218	24,389	1	10

Total issued	84,088	639,313	233,217	2,309,902
Shares redeemed	(40,799)	(299,404)	(133,416)	(1,324,002)

Net increase	43,289	$339,909	99,801	$985,900

52	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
Prepared Portfolio 2015	Shares	Amount	Shares	Amount
Institutional
Shares sold	13,487	$103,054	5,019	$45,969
Shares issued in reinvestment of dividends	535	3,937	—	—

Total issued	14,022	106,991	5,019	45,969
Shares redeemed	(17,400)	(130,574)	(634)	(5,769)

Net increase (decrease)	(3,378)	$(23,583)	4,385	$40,200

Investor A
Shares sold	116,807	$865,110	226,832	$2,217,838
Shares issued in reinvestment of dividends and distributions	5,691	41,716	1,161	12,030

Total issued	122,498	906,826	227,993	2,229,868
Shares redeemed	(34,393)	(248,801)	(57,293)	(522,845)

Net increase	88,105	$658,025	170,700	$1,707,023

Class R
Shares sold	179,287	$1,304,824	276,286	$2,758,356
Shares issued in reinvestment of dividends	6,678	49,083	—	—

Total issued	185,965	1,353,907	276,286	2,758,356
Shares redeemed	(54,918)	(399,212)	(21,792)	(197,227)

Net increase	131,047	$954,695	254,494	$2,561,129

Prepared Portfolio 2020
Institutional
Shares sold	1,401	$10,000	21,518	$212,289
Shares issued in reinvestment of dividends and distributions	594	4,240	145	1,515

Total issued	1,995	14,240	21,663	213,804
Shares redeemed	(2,044)	(14,309)	(10,450)	(101,108)

Net increase (decrease)	(49)	$(69)	11,213	$112,696

Investor A
Shares sold	146,865	$1,056,340	472,633	$4,842,064
Shares issued in reinvestment of dividends and distributions	10,366	73,910	3,608	37,707

Total issued	157,231	1,130,250	476,241	4,879,771
Shares redeemed	(30,464)	(211,376)	(89,823)	(859,969)

Net increase	126,767	$918,874	386,418	$4,019,802

Class R
Shares sold	246,606	$1,760,536	300,877	$2,891,993
Shares issued in reinvestment of dividends and distributions	7,088	50,326	192	2,003

Total issued	253,694	1,810,862	301,069	2,893,996
Shares redeemed	(132,972)	(941,448)	(48,004)	(434,306)

Net increase	120,722	$869,414	253,065	$2,459,690

SEMI-ANNUAL REPORT	APRIL 30, 2009	53

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
Prepared Portfolio 2025	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,947	$48,366	6,257	$52,582
Shares issued in reinvestment of dividends and distributions	174	1,212	35	377

Total issued	7,121	49,578	6,292	52,959
Shares redeemed	(10,936)	(75,317)	(208)	(1,825)

Net increase (decrease)	(3,815)	$(25,739)	6,084	$51,134

Investor A
Shares sold	76,629	$519,125	235,590	$2,280,367
Shares issued in reinvestment of dividends and distributions	3,722	25,800	1,421	14,905

Total issued	80,351	544,925	237,011	2,295,272
Shares redeemed	(43,880)	(295,165)	(66,497)	(595,423)

Net increase	36,471	$249,760	170,514	$1,699,849

Class R
Shares sold	247,344	$1,659,423	210,799	$1,987,761
Shares issued in reinvestment of dividends and distributions	3,493	24,138	264	2,764

Total issued	250,837	1,683,561	211,063	1,990,525
Shares redeemed	(112,425)	(752,698)	(53,138)	(514,450)

Net increase	138,412	$930,863	157,925	$1,476,075

Prepared Portfolio 2030
Institutional
Shares sold	—	—	1,104	$10,994
Shares issued in reinvestment of dividends and distributions	20	$134	26	276

Total issued	20	134	1,130	11,270
Shares redeemed	(761)	(5,039)	(1,572)	(15,490)

Net decrease	(741)	$(4,905)	(442)	$(4,220)

Investor A
Shares sold	117,557	$767,905	304,008	$3,053,493
Shares issued in reinvestment of dividends and distributions	2,464	16,335	2,183	23,005

Total issued	120,021	784,240	306,191	3,076,498
Shares redeemed	(20,868)	(133,537)	(87,053)	(782,014)

Net increase	99,153	$650,703	219,138	$2,294,484

Class R
Shares sold	291,819	$1,925,089	253,167	$2,383,001
Shares issued in reinvestment of dividends and distributions	2,431	16,093	36	378

Total issued	294,250	1,941,182	253,203	2,383,379
Shares redeemed	(65,310)	(413,513)	(31,774)	(293,348)

Net increase	228,940	$1,527,669	221,429	$2,090,031

54	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
Prepared Portfolio 2035	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,289	$41,571	1,717	$17,997
Shares issued in reinvestment of dividends and distributions	19	122	53	553

Total issued	6,308	41,693	1,770	18,550
Shares redeemed	—	—	(1,312)	(12,857)

Net increase	6,308	$41,693	458	$5,693

Investor A
Shares sold	35,473	$221,323	185,795	$1,817,505
Shares issued in reinvestment of dividends and distributions	642	4,132	1,080	11,313

Total issued	36,115	225,455	186,875	1,828,818
Shares redeemed	(17,621)	(110,889)	(33,829)	(309,246)

Net increase	18,494	$114,566	153,046	$1,519,572

Class R
Shares sold	112,752	$697,937	93,905	$825,520
Shares issued in reinvestment of dividends and distributions	321	2,059	59	619

Total issued	113,073	699,996	93,964	826,139
Shares redeemed	(34,272)	(214,229)	(12,786)	(119,274)

Net increase	78,801	$485,767	81,178	$706,865

Prepared Portfolio 2040
Institutional
Shares sold	479	$2,989	2,137	$20,984
Shares issued in reinvestment of dividends and distributions	30	192	21	225

Total issued	509	3,181	2,158	21,209
Shares redeemed	(185)	(1,091)	(209)	(1,526)

Net increase	324	$2,090	1,949	$19,683

Investor A
Shares sold	86,040	$554,339	177,465	$1,733,208
Shares issued in reinvestment of dividends and distributions	881	5,718	1,005	10,657

Total issued	86,921	560,057	178,470	1,743,865
Shares redeemed	(19,362)	(123,376)	(32,354)	(301,153)

Net increase	67,559	$436,681	146,116	$1,442,712

Class R
Shares sold	96,548	$613,917	98,141	$894,553
Shares issued in reinvestment of dividends and distributions	511	3,309	3	29

Total issued	97,059	617,226	98,144	894,582
Shares redeemed	(35,270)	(218,001)	(23,526)	(217,077)

Net increase	61,789	$399,225	74,618	$677,505

SEMI-ANNUAL REPORT	APRIL 30, 2009	55

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
Prepared Portfolio 2045	Shares	Amount	Shares	Amount
Institutional
Shares sold	124	$779	907	$8,435
Shares issued in reinvestment of dividends and distributions	3	22	2	17

Total issued	127	801	909	8,452
Shares redeemed	—	—	(106)	(849)

Net increase	127	$801	803	$7,603

Investor A
Shares sold	12,091	$77,140	78,656	$729,760
Shares issued in reinvestment of dividends and distributions	138	903	124	1,315

Total issued	12,229	78,043	78,780	731,075
Shares redeemed	(13,849)	(89,494)	(9,069)	(75,585)

Net increase (decrease)	(1,620)	$(11,451)	69,711	$655,490

Class R
Shares sold	43,379	$272,638	34,434	$318,742
Shares issued in reinvestment of dividends and distributions	—	—	142	1,498

Total issued	43,379	272,638	34,576	320,240
Shares redeemed	(5,597)	(36,356)	(9,372)	(84,567)

Net increase	37,782	$236,282	25,204	$235,673

Prepared Portfolio 2050
Institutional
Shares sold	3,237	$19,299	6,111	$58,269
Shares issued in reinvestment of dividends and distributions	177	1,094	59	627

Total issued	3,414	20,393	6,170	58,896
Shares redeemed	—	—	(642)	(6,176)

Net increase	3,414	$20,393	5,528	$52,720

Investor A
Shares sold	20,058	$121,944	22,290	$207,839
Shares issued in reinvestment of dividends and distributions	472	2,912	38	396

Total issued	20,530	124,856	22,328	208,235
Shares redeemed	(6,165)	(35,528)	(1,593)	(12,472)

Net increase	14,365	$89,328	20,735	$195,763

Class R
Shares sold	44,164	$264,059	36,667	$330,186
Shares issued in reinvestment of dividends and distributions	666	4,101	1	1

Total issued	44,830	268,160	36,668	330,187
Shares redeemed	(7,351)	(44,271)	(10,970)	(101,421)

Net increase	37,479	$223,889	25,698	$228,766

56	SEMI-ANNUAL REPORT	APRIL 30, 2009

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Richard R. West, Member of the Audit Committee and Trustee

Donald C. Burke, Fund President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Fund

Howard B. Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Portfolios

100 Bellevue Parkway

Wilmington, DE 19809

SEMI-ANNUAL REPORT	APRIL 30, 2009	57

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

58	SEMI-ANNUAL REPORT	APRIL 30, 2009

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commissions’ (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30th is available, upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST Monday through Friday to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

SEMI-ANNUAL REPORT	APRIL 30, 2009	59

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock GNMA Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

60	SEMI-ANNUAL REPORT	APRIL 30, 2009

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LIFECYCLE-4/09-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 19, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: June 19, 2009